American Century Investments®
Quarterly Portfolio Holdings
American Century® Diversified Corporate Bond ETF (KORP)
May 31, 2026

Diversified Corporate Bond ETF - Schedule of Investments
MAY 31, 2026 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 87.1%
Aerospace and Defense — 0.6%
Boeing Co., 5.71%, 5/1/40	1,920,000	1,958,338
Carpenter Technology Corp., 5.625%, 3/1/34(1)	635,000	631,671
Honeywell Aerospace, Inc., 4.95%, 3/16/36(1)	2,642,000	2,614,355
		5,204,364
Air Freight and Logistics — 0.3%
GXO Logistics, Inc., 6.50%, 5/6/34	2,622,000	2,747,930
Automobiles — 1.1%
Ford Motor Credit Co. LLC, 6.05%, 11/5/31	3,997,000	4,074,264
General Motors Financial Co., Inc., 5.60%, 6/18/31	2,130,000	2,191,885
General Motors Financial Co., Inc., 6.15%, 7/15/35	2,465,000	2,577,755
		8,843,904
Banks — 13.8%
ABN AMRO Bank NV, VRN, 3.32%, 3/13/37(1)	5,400,000	4,879,885
Australia & New Zealand Banking Group Ltd., VRN, 2.57%, 11/25/35(1)	3,834,000	3,438,688
Banco Nacional de Mexico SA, VRN, 6.70%, 8/7/36(1)	2,573,000	2,570,813
Bank of America Corp., VRN, 5.51%, 1/24/36	3,330,000	3,412,584
Bank of America Corp., VRN, 5.49%, 4/23/37	6,205,000	6,178,852
Bank of Montreal, VRN, 5.30%, 6/2/37(2)	2,850,000	2,857,624
Bank of Montreal, VRN, 7.70%, 5/26/84	3,096,000	3,251,339
Bank of Nova Scotia, VRN, 4.90%, 6/5/32(2)	1,850,000	1,852,499
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 5.40%, 6/3/31(1)(2)	1,650,000	1,654,257
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, VRN, 5.125%, 1/18/33(1)	1,630,000	1,595,371
BPCE SA, VRN, 3.65%, 1/14/37(1)	3,150,000	2,846,463
Citigroup, Inc., VRN, 5.17%, 9/11/36	3,450,000	3,434,347
Credit Agricole SA, VRN, 4.66%, 1/12/32(1)	3,463,000	3,414,085
Dresdner Funding Trust I, 8.15%, 6/30/31(1)	1,835,000	1,979,648
Fifth Third Bank NA, VRN, 5.33%, 8/25/33	3,794,000	3,805,554
FNB Corp., VRN, 5.72%, 12/11/30	2,439,000	2,457,816
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	1,002,000	1,044,199
Freedom Mortgage Holdings LLC, 6.875%, 5/1/31(1)	1,585,000	1,537,186
Huntington Bancshares, Inc., VRN, 4.62%, 1/28/32	1,370,000	1,351,432
Huntington Bancshares, Inc., VRN, 6.14%, 11/18/39	2,365,000	2,417,761
JPMorgan Chase & Co., VRN, 4.41%, 4/23/30	1,310,000	1,303,231
JPMorgan Chase & Co., VRN, 4.35%, 1/22/32	1,285,000	1,263,303
JPMorgan Chase & Co., VRN, 4.62%, 4/23/32	3,235,000	3,209,105
JPMorgan Chase & Co., VRN, 5.57%, 4/22/36	3,715,000	3,824,360
JPMorgan Chase & Co., VRN, 5.15%, 4/23/37	2,615,000	2,600,012
JPMorgan Chase & Co., VRN, 4.26%, 2/22/48	2,210,000	1,835,876
KeyCorp, VRN, 6.40%, 3/6/35	1,070,000	1,139,892
Morgan Stanley Bank NA, VRN, 4.79%, 5/10/30(3)	580,000	581,723
Morgan Stanley Private Bank NA, VRN, 4.21%, 2/8/30	2,500,000	2,472,813
Morgan Stanley Private Bank NA, VRN, 4.73%, 7/18/31	6,015,000	6,000,245
Pinnacle Bank/Nashville TN, VRN, 5.96%, 1/15/36	2,585,000	2,568,063
Toronto-Dominion Bank, VRN, 3.625%, 9/15/31	3,578,000	3,566,829
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	2,577,000	2,676,689
Truist Bank, VRN, 4.63%, 9/17/29	2,735,000	2,722,865
U.S. Bancorp, VRN, 5.72%, 5/20/41	1,850,000	1,854,135
Webster Financial Corp., VRN, 5.78%, 9/11/35	1,375,000	1,386,661

Wells Fargo & Co., VRN, 6.49%, 10/23/34	4,870,000	5,274,666
Wells Fargo & Co., VRN, 5.61%, 4/23/36	1,215,000	1,246,913
Wells Fargo & Co., VRN, 5.43%, 1/23/47	3,745,000	3,599,588
Western Alliance Bancorp, VRN, 3.00%, 6/15/31	2,175,000	2,112,360
Zions Bancorp NA, 3.25%, 10/29/29	3,520,000	3,317,175
Zions Bancorp NA, VRN, 6.82%, 11/19/35	1,984,000	2,064,386
		112,601,293
Beverages — 1.0%
Maple Parent Holdings Corp., 5.05%, 3/26/31(1)	1,080,000	1,081,038
Maple Parent Holdings Corp., 5.70%, 3/26/36(1)	3,610,000	3,649,853
Molson Coors Beverage Co., 5.50%, 7/8/36	3,420,000	3,447,188
		8,178,079
Biotechnology — 0.9%
Amgen, Inc., 5.15%, 3/2/28	2,470,000	2,501,583
Amgen, Inc., 5.65%, 3/2/53	2,754,000	2,679,193
BioMarin Pharmaceutical, Inc., 5.50%, 2/15/34(1)	610,000	602,949
Genmab AS/Genmab Finance LLC, 6.25%, 12/15/32(1)	745,000	759,523
Genmab AS/Genmab Finance LLC, 7.25%, 12/15/33(1)	465,000	484,465
		7,027,713
Broadline Retail — 0.9%
Amazon.com, Inc., 3.15%, 8/22/27	2,315,000	2,292,800
Amazon.com, Inc., 4.55%, 3/13/33	2,505,000	2,479,163
Amazon.com, Inc., 4.875%, 3/13/36	2,215,000	2,189,202
		6,961,165
Building Products — 0.3%
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	2,825,000	2,601,815
Capital Markets — 6.3%
Blackstone Private Credit Fund, 3.25%, 3/15/27	3,925,000	3,869,973
Blackstone Private Credit Fund, 5.95%, 7/16/29	2,179,000	2,182,038
Blue Owl Capital Corp., 3.40%, 7/15/26	3,040,000	3,035,648
Blue Owl Credit Income Corp., 7.75%, 9/16/27	1,735,000	1,771,963
Blue Owl Credit Income Corp., 7.75%, 1/15/29	1,055,000	1,090,980
Charles Schwab Corp., VRN, 5.49%, 5/21/37	895,000	908,016
Citadel Finance LLC, 5.90%, 2/10/30(1)	1,960,000	1,979,871
Citadel Finance LLC, 5.15%, 2/14/31(1)	690,000	675,231
Deutsche Bank AG, VRN, 4.875%, 12/1/32	2,742,000	2,734,763
Goldman Sachs BDC, Inc., 5.10%, 1/28/29	1,034,000	1,011,835
Goldman Sachs Group, Inc., VRN, 3.10%, 2/24/33	1,993,000	1,807,726
Goldman Sachs Group, Inc., VRN, 5.09%, 4/20/34	1,760,000	1,756,823
Goldman Sachs Group, Inc., VRN, 5.07%, 1/21/37	1,645,000	1,609,849
Goldman Sachs Group, Inc., VRN, 5.54%, 1/21/47	1,955,000	1,890,319
Goldman Sachs Group, Inc., VRN, 5.73%, 1/28/56	1,850,000	1,827,175
Goldman Sachs Private Credit Corp., 5.05%, 2/23/28	2,375,000	2,360,991
Golub Capital BDC, Inc., 2.05%, 2/15/27	1,959,000	1,914,788
Golub Capital BDC, Inc., 6.00%, 7/15/29	1,501,000	1,506,023
Golub Capital Private Credit Fund, 5.45%, 8/15/28(1)	1,669,000	1,655,793
HPS Corporate Lending Fund, 5.45%, 1/14/28	1,310,000	1,306,983
HPS Corporate Lending Fund, 4.90%, 9/11/28	1,510,000	1,484,310
HPS Corporate Lending Fund, 6.25%, 9/30/29	1,380,000	1,392,612
Morgan Stanley, VRN, 4.81%, 4/16/32	1,805,000	1,797,713
Morgan Stanley, VRN, 5.52%, 11/19/55	1,620,000	1,571,355
North Haven Private Income Fund LLC, 5.125%, 9/25/28(1)	2,757,000	2,699,269
Northern Trust Corp., VRN, 3.375%, 5/8/32	690,000	681,322
Oaktree Strategic Credit Fund, 6.50%, 7/23/29	2,470,000	2,496,354
State Street Corp., VRN, 3.03%, 11/1/34	2,815,000	2,643,407
		51,663,130

Chemicals — 0.8%
Celanese U.S. Holdings LLC, 7.00%, 2/15/31	1,075,000	1,115,093
CompoSecure Holdings LLC, 5.625%, 2/1/33(1)	1,310,000	1,272,442
Ecolab, Inc., 5.15%, 6/15/33	2,275,000	2,310,451
Ecolab, Inc., 5.35%, 6/15/36	1,995,000	2,029,217
		6,727,203
Construction Materials — 0.5%
Eagle Materials, Inc., 5.00%, 3/15/36	3,971,000	3,837,654
Consumer Finance — 1.7%
Avilease Capital Ltd., 4.75%, 11/12/30(1)	2,435,000	2,378,894
Avolon Holdings Funding Ltd., 4.85%, 4/1/33(1)	2,578,000	2,496,936
Capital One Financial Corp., VRN, 4.72%, 1/30/32	1,030,000	1,018,058
Capital One Financial Corp., VRN, 2.36%, 7/29/32	3,560,000	3,078,488
Capital One Financial Corp., VRN, 5.40%, 1/30/37	1,830,000	1,807,205
Navient Corp., 9.375%, 10/15/31	1,642,000	1,636,130
Stellantis Financial Services U.S. Corp., 5.40%, 6/15/29(1)(2)	782,000	784,114
Stellantis Financial Services U.S. Corp., 5.80%, 6/15/31(1)(2)	791,000	792,691
		13,992,516
Containers and Packaging — 0.3%
Amcor Flexibles North America, Inc., 5.125%, 3/12/36	1,907,000	1,872,911
Owens-Brockway Glass Container, Inc., 9.50%, 6/1/33(1)	538,000	553,466
		2,426,377
Diversified REITs — 4.4%
American Assets Trust LP, 3.375%, 2/1/31	3,845,000	3,495,368
Brandywine Operating Partnership LP, 8.30%, 3/15/28	2,012,000	2,094,933
Equinix Europe 2 Financing Corp. LLC, 4.70%, 3/15/33	1,960,000	1,920,072
Fibra SOMA Trust F/6185, 7.125%, 5/28/36(1)	2,342,000	2,335,208
Global Net Lease, Inc., 4.50%, 9/30/28(1)	4,425,000	4,337,832
GLP Capital LP/GLP Financing II, Inc., 5.25%, 2/15/33	2,515,000	2,473,238
GLP Capital LP/GLP Financing II, Inc., 5.625%, 3/1/36	1,610,000	1,581,766
Kilroy Realty LP, 3.05%, 2/15/30	1,625,000	1,496,661
Kilroy Realty LP, 5.875%, 10/15/35	2,625,000	2,575,037
Piedmont Operating Partnership LP, 6.875%, 7/15/29	805,000	846,406
Piedmont Operating Partnership LP, 2.75%, 4/1/32	774,000	658,229
Piedmont Operating Partnership LP, 5.625%, 1/15/33	3,395,000	3,368,992
Store Capital LLC, 5.40%, 4/30/30	2,345,000	2,368,507
Store Capital LLC, 4.95%, 2/11/31(1)	1,645,000	1,630,842
Trust 2401, 7.70%, 1/23/32(1)	934,000	998,189
Vornado Realty LP, 2.15%, 6/1/26	2,055,000	2,055,000
Vornado Realty LP, 5.75%, 2/1/33	1,860,000	1,854,709
		36,090,989
Diversified Telecommunication Services — 1.7%
AT&T, Inc., 5.25%, 10/30/36	2,291,000	2,268,960
AT&T, Inc., 6.20%, 10/30/56	3,010,000	3,031,757
Core Scientific Finance I LLC, 7.75%, 5/15/31(1)	2,285,000	2,338,003
HUT 8 DC LLC, 6.19%, 11/15/42(1)	1,370,000	1,386,869
Verizon Communications, Inc., VRN, 6.20%, 5/14/56	2,218,000	2,252,572
Verizon Communications, Inc., VRN, 6.05%, 5/14/58	2,177,000	2,206,185
		13,484,346
Electric Utilities — 8.2%
Baltimore Gas & Electric Co., 6.05%, 6/1/56	2,951,000	3,041,639
Comision Federal de Electricidad, 6.05%, 1/28/34(1)	2,560,000	2,514,560
Commonwealth Edison Co., 5.95%, 6/1/55	4,555,000	4,643,316
Constellation Energy Generation LLC, 5.30%, 6/1/36	2,758,000	2,747,681
COX Asset Mexico SA de CV, 7.125%, 1/8/32(1)	2,349,000	2,394,805

COX Asset Mexico SA de CV, 7.75%, 5/8/36(1)(3)	1,187,000	1,225,578
Duke Energy Progress LLC, 5.35%, 3/15/53	3,030,000	2,868,700
Emera U.S. Finance LLC, 5.20%, 4/1/33	1,241,000	1,235,677
Emera, Inc., Series 16-A, VRN, 6.75%, 6/15/76	2,285,000	2,286,467
Evergy Missouri West, Inc., 4.70%, 5/21/29(1)	1,637,000	1,641,274
Hawaiian Electric Co., Inc., 6.00%, 10/1/33(1)	1,725,000	1,713,069
Hydro One, Inc., 4.75%, 5/30/31	608,000	610,412
Kentucky Utilities Co., 5.85%, 8/15/55	3,391,000	3,418,088
Louisville Gas & Electric Co., 5.85%, 8/15/55	3,351,000	3,379,900
MidAmerican Energy Co., 5.85%, 9/15/54	7,210,000	7,321,719
NRG Energy, Inc., 6.125%, 5/15/36(1)	2,386,000	2,382,122
Southern Co. Gas Capital Corp., 5.10%, 9/15/35	3,303,000	3,282,517
Southern Co. Gas Capital Corp., VRN, 6.05%, 9/15/56	1,587,000	1,595,111
Union Electric Co., 5.55%, 3/15/56	3,545,000	3,437,040
Vistra Operations Co. LLC, 5.00%, 4/30/31(1)	4,170,000	4,150,921
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)	4,005,000	4,169,546
Xcel Energy, Inc., 5.60%, 4/15/35	4,830,000	4,943,706
Xcel Energy, Inc., VRN, 5.75%, 12/3/56	2,224,000	2,205,008
		67,208,856
Electrical Equipment — 0.3%
Regal Rexnord Corp., 6.30%, 2/15/30	1,955,000	2,041,021
WESCO Distribution, Inc., 5.50%, 4/15/34(1)	247,000	245,822
		2,286,843
Entertainment — 0.3%
Beignet Investor LLC, 6.58%, 5/30/49(1)	2,534,000	2,613,633
Financial Services — 2.6%
Antares Holdings LP, 7.95%, 8/11/28(1)	1,455,000	1,508,770
Antares Holdings LP, 6.35%, 10/23/29(1)	695,000	697,037
Atlas Warehouse Lending Co. LP, 6.25%, 1/15/30(1)	1,796,000	1,848,789
Atlas Warehouse Lending Co. LP, 4.95%, 11/15/30(1)	860,000	846,092
Atlas Warehouse Lending Co. LP, 5.25%, 1/15/33(1)	1,765,000	1,733,223
Corebridge Global Funding, 4.45%, 10/2/30(1)	1,534,000	1,510,215
Essent Group Ltd., 6.25%, 7/1/29	1,560,000	1,612,426
Nationwide Building Society, VRN, 4.125%, 10/18/32(1)	1,327,000	1,312,337
NMI Holdings, Inc., 6.00%, 8/15/29	2,620,000	2,681,334
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	2,073,000	2,095,142
PennyMac Financial Services, Inc., 6.875%, 2/15/33(1)	853,000	829,398
Rocket Cos., Inc., 6.125%, 8/1/30(1)	850,000	863,454
Rocket Cos., Inc., 6.375%, 8/1/33(1)	1,145,000	1,164,180
UWM Holdings LLC, 6.25%, 3/15/31(1)	2,431,000	2,233,852
		20,936,249
Food Products — 1.0%
Mars, Inc., 5.65%, 5/1/45(1)	2,530,000	2,510,126
Mars, Inc., 5.70%, 5/1/55(1)	3,515,000	3,469,836
Minerva Luxembourg SA, 7.50%, 4/22/36(1)	2,055,000	1,976,396
		7,956,358
Ground Transportation — 1.3%
Ashtead Capital, Inc., 5.95%, 10/15/33(1)	2,147,000	2,233,378
Fedex Freight Holding Co., Inc., 5.25%, 3/15/36(1)	4,850,000	4,733,236
United Rentals North America, Inc., 6.00%, 12/15/29(1)	3,760,000	3,827,864
		10,794,478
Health Care Equipment and Supplies — 2.1%
Abbott Laboratories, 4.65%, 3/15/36	3,765,000	3,660,662
Abbott Laboratories, 5.50%, 3/15/56	3,260,000	3,184,542
Baxter International, Inc., 4.90%, 12/15/30	2,905,000	2,882,943

Baxter International, Inc., 5.65%, 12/15/35	2,210,000	2,190,405
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	2,385,000	2,450,802
Medline Borrower LP/Medline Co-Issuer, Inc., 5.00%, 6/15/31(1)	1,475,000	1,474,258
Medline Borrower LP/Medline Co-Issuer, Inc., 5.25%, 6/15/33(1)	1,040,000	1,040,986
		16,884,598
Health Care Providers and Services — 3.7%
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(1)	1,970,000	1,929,310
Centene Corp., 4.25%, 12/15/27	1,605,000	1,600,850
CVS Health Corp., 4.30%, 3/25/28	2,005,000	1,999,200
CVS Health Corp., 5.05%, 3/25/48	3,795,000	3,332,430
CVS Health Corp., VRN, 7.00%, 3/10/55	1,457,000	1,519,155
HCA, Inc., 5.30%, 5/15/36	4,140,000	4,095,069
HCA, Inc., 6.20%, 3/1/55	3,008,000	3,023,872
Humana, Inc., 5.375%, 4/15/31	3,727,000	3,786,242
Humana, Inc., VRN, 6.625%, 9/15/56	848,000	841,206
UnitedHealth Group, Inc., 3.875%, 12/15/28	2,025,000	2,001,784
UnitedHealth Group, Inc., 5.50%, 7/15/44	3,190,000	3,127,259
UnitedHealth Group, Inc., 5.375%, 4/15/54	2,985,000	2,794,830
		30,051,207
Hotels, Restaurants and Leisure — 0.7%
Carnival Corp. Ltd., 4.00%, 8/1/28(1)	2,581,000	2,536,468
Carnival Corp. Ltd., 5.125%, 5/1/29(1)	974,000	973,562
Marriott International, Inc., 5.10%, 5/1/38	2,315,000	2,239,611
		5,749,641
Household Durables — 0.3%
Meritage Homes Corp., 3.875%, 4/15/29(1)	2,760,000	2,684,098
Independent Power and Renewable Electricity Producers — 0.2%
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(1)	1,797,771	1,832,018
Industrial Conglomerates — 0.3%
Eaton Corp., 3.85%, 3/6/28	2,000,000	1,985,571
Insurance — 3.9%
Allianz SE, VRN, 6.35%, 9/6/53(1)	2,600,000	2,711,100
Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, 12/31/32(1)	1,405,000	1,466,086
Asurion LLC/Asurion Co-Issuer, Inc., 8.375%, 2/1/34(1)	1,220,000	1,193,272
Athene Global Funding, 5.53%, 7/11/31(1)	3,320,000	3,339,851
CNA Financial Corp., 5.20%, 8/15/35	3,205,000	3,160,969
CNO Financial Group, Inc., 5.25%, 5/30/29	1,600,000	1,611,996
Fortitude Global Funding, 4.625%, 10/6/28(1)	2,040,000	2,021,623
Global Atlantic Fin Co., 7.95%, 6/15/33(1)(3)	2,395,000	2,662,147
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(1)	3,040,000	3,007,396
Lincoln National Corp., 7.00%, 6/15/40	2,973,000	3,266,304
MetLife, Inc., 6.40%, 12/15/66	2,655,000	2,722,639
MetLife, Inc., 10.75%, 8/1/69	1,800,000	2,332,674
Prudential Financial, Inc., VRN, 5.70%, 9/15/48	2,550,000	2,555,865
		32,051,922
Interactive Media and Services — 1.8%
Alphabet, Inc., 4.40%, 2/15/33	1,740,000	1,712,395
Alphabet, Inc., 4.80%, 2/15/36	2,885,000	2,853,800
Alphabet, Inc., 5.65%, 2/15/56	2,635,000	2,621,325
Meta Platforms, Inc., 5.25%, 5/15/36	2,275,000	2,273,949
Meta Platforms, Inc., 5.50%, 11/15/45	1,835,000	1,723,467
Meta Platforms, Inc., 5.625%, 11/15/55	4,020,000	3,709,346
		14,894,282

IT Services — 0.3%
Black Knight InfoServ LLC, 3.625%, 9/1/28(1)	57,000	55,670
International Business Machines Corp., 5.80%, 2/3/56	2,185,000	2,135,866
		2,191,536
Machinery — 1.0%
Allison Transmission, Inc., 5.875%, 12/1/33(1)	1,154,000	1,157,761
Flowserve Corp., 5.70%, 5/15/36	3,201,000	3,224,059
John Deere Capital Corp., 4.125%, 1/18/29	2,475,000	2,467,477
Weir Group, Inc., 5.35%, 5/6/30(1)	1,298,000	1,315,074
		8,164,371
Media — 2.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	1,952,000	1,845,974
Cox Communications, Inc., 5.70%, 6/15/33(1)	5,194,000	5,122,635
Discovery Communications LLC, 3.95%, 3/20/28	2,447,000	2,286,917
Discovery Communications LLC, 4.125%, 5/15/29	1,321,000	1,322,849
Lamar Media Corp., 3.75%, 2/15/28	2,390,000	2,345,096
Nexstar Media, Inc., 6.50%, 9/15/33(1)	947,000	955,218
Nexstar Media, Inc., 7.25%, 4/15/34(1)	1,007,000	1,013,936
Time Warner Cable LLC, 5.50%, 9/1/41	3,035,000	2,620,585
Univision Communications, Inc., 8.875%, 4/15/33(1)	1,189,000	1,185,666
		18,698,876
Metals and Mining — 1.8%
ArcelorMittal SA, 5.375%, 5/19/36	1,980,000	1,970,032
Commercial Metals Co., 5.75%, 11/15/33(1)	1,210,000	1,211,661
Glencore Funding LLC, 4.90%, 7/1/31(1)	820,000	821,249
Glencore Funding LLC, 5.51%, 4/1/36(1)	2,185,000	2,208,092
Glencore Funding LLC, 5.89%, 4/4/54(1)(3)	3,620,000	3,615,995
Mineral Resources Ltd., 6.00%, 5/1/32(1)	1,367,000	1,362,854
Rio Tinto Finance USA PLC, 5.75%, 3/14/55	3,461,000	3,505,602
		14,695,485
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	2,120,000	2,078,096
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	3,642,000	3,774,970
		5,853,066
Multi-Utilities — 0.8%
CMS Energy Corp., VRN, 4.75%, 6/1/50	2,608,000	2,575,326
Sempra, VRN, 4.125%, 4/1/52	3,958,000	3,924,558
		6,499,884
Oil, Gas and Consumable Fuels — 6.7%
Azule Energy Finance PLC, 8.125%, 1/23/30(1)	1,126,000	1,151,051
Cenovus Energy, Inc., 5.40%, 3/20/36	2,652,000	2,648,819
Cheniere Energy, Inc., 5.20%, 7/30/36(1)	2,802,000	2,761,693
Columbia Pipelines Holding Co. LLC, 5.00%, 11/17/32(1)	3,498,000	3,477,606
Columbia Pipelines Operating Co. LLC, 5.51%, 5/15/36(1)	3,316,000	3,351,682
Enbridge, Inc., VRN, 6.00%, 1/15/77	2,320,000	2,327,948
Energy Transfer LP, 6.125%, 12/15/45	4,395,000	4,369,666
Energy Transfer LP, 5.95%, 5/15/54	2,005,000	1,936,757
Eni SpA, 5.25%, 5/18/36(1)	1,785,000	1,769,351
Eni SpA, 6.00%, 5/18/56(1)	773,000	771,606
Enterprise Products Operating LLC, VRN, 5.25%, 8/16/77	4,285,000	4,281,869
Expand Energy Corp., 5.375%, 3/15/30	3,659,000	3,692,543
NGPL PipeCo LLC, 5.60%, 8/15/36(1)(2)	1,453,000	1,455,047
Occidental Petroleum Corp., 6.20%, 3/15/40	1,515,000	1,596,760
Occidental Petroleum Corp., 4.10%, 2/15/47	1,220,000	941,803
Occidental Petroleum Corp., 4.20%, 3/15/48	2,175,000	1,723,584

Ovintiv, Inc., 7.10%, 7/15/53	2,525,000	2,803,753
Permian Resources Operating LLC, 6.25%, 2/1/33(1)	4,078,000	4,191,674
PRIO Luxembourg Holding SARL, 6.75%, 10/15/30(1)	1,625,000	1,624,594
Targa Resources Corp., 5.40%, 7/30/36	2,365,000	2,368,324
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/1/31	1,920,000	1,919,057
Transcanada Trust, VRN, 5.30%, 3/15/77	1,449,000	1,447,726
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36(1)	2,171,000	2,303,824
		54,916,737
Paper and Forest Products — 0.7%
Georgia-Pacific LLC, 4.40%, 5/15/29(1)	4,080,000	4,065,572
Louisiana-Pacific Corp., 3.625%, 3/15/29(1)	1,940,000	1,861,750
		5,927,322
Passenger Airlines — 1.6%
American Airlines Pass-Through Trust, Class B, 3.85%, 8/15/29	2,433,153	2,382,065
American Airlines, Inc., 7.25%, 2/15/28(1)	1,795,000	1,821,841
AS Mileage Plan IP Ltd., 5.02%, 10/20/29(1)	2,036,000	2,018,492
AS Mileage Plan IP Ltd., 5.31%, 10/20/31(1)	1,340,000	1,316,858
United Airlines Holdings, Inc., 5.375%, 3/1/31	2,080,000	2,059,755
United Airlines, Inc., 4.625%, 4/15/29(1)	3,200,000	3,158,194
		12,757,205
Personal Care Products — 0.4%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 5.60%, 1/15/31(1)	3,535,000	3,437,206
Pharmaceuticals — 0.8%
Merck & Co., Inc., 5.20%, 5/22/36	1,930,000	1,955,009
Merck & Co., Inc., 5.70%, 9/15/55	3,055,000	3,062,749
Merck & Co., Inc., 5.85%, 5/22/56	1,400,000	1,437,612
		6,455,370
Professional Services — 0.4%
Automatic Data Processing, Inc., 5.00%, 5/7/36	1,865,000	1,860,722
Broadridge Financial Solutions, Inc., 5.75%, 5/15/36	1,645,000	1,650,781
		3,511,503
Real Estate Management and Development — 0.7%
CBRE Services, Inc., 4.90%, 1/15/33	2,410,000	2,378,268
CBRE Services, Inc., 5.25%, 6/1/36	2,970,000	2,925,564
		5,303,832
Semiconductors and Semiconductor Equipment — 1.9%
Foundry JV Holdco LLC, 6.10%, 1/25/36(1)	492,000	517,573
Foundry JV Holdco LLC, 6.40%, 1/25/38(1)	3,700,000	3,951,492
Intel Corp., 5.30%, 5/15/36	2,655,000	2,652,655
Intel Corp., 4.90%, 8/5/52	3,040,000	2,577,091
Intel Corp., 6.125%, 5/15/56	1,505,000	1,517,091
Kioxia Holdings Corp., 6.25%, 7/24/30(1)	1,958,000	2,017,700
Kioxia Holdings Corp., 6.625%, 7/24/33(1)	604,000	633,782
Marvell Technology, Inc., 5.30%, 4/15/36	1,765,000	1,766,610
		15,633,994
Software — 4.0%
AppLovin Corp., 5.125%, 12/1/29	1,398,000	1,414,516
AppLovin Corp., 5.375%, 12/1/31	2,663,000	2,710,962
Oracle Corp., 5.25%, 2/3/32	2,835,000	2,814,807
Oracle Corp., 5.35%, 5/4/33	2,385,000	2,348,300
Oracle Corp., 5.20%, 9/26/35	2,361,000	2,249,510
Oracle Corp., 5.70%, 2/4/36	7,306,000	7,180,831
Oracle Corp., 6.90%, 11/9/52	1,015,000	999,279
Salesforce, Inc., 4.90%, 9/15/31	1,590,000	1,591,239
Salesforce, Inc., 5.20%, 3/15/33	1,625,000	1,635,251

ServiceNow, Inc., 5.05%, 5/15/33	820,000	824,155
ServiceNow, Inc., 5.40%, 5/15/36	730,000	735,765
ServiceNow, Inc., 6.30%, 5/15/56	944,000	975,442
SS&C Technologies, Inc., 6.50%, 6/1/32(1)	2,420,000	2,442,845
Synopsys, Inc., 5.00%, 4/1/32	1,626,000	1,636,512
Workday, Inc., 3.80%, 4/1/32	2,968,000	2,773,451
		32,332,865
Specialized REITs — 0.9%
Crown Castle, Inc., 4.80%, 9/1/28	2,025,000	2,036,307
Crown Castle, Inc., 4.90%, 9/1/29	2,819,000	2,836,132
Crown Castle, Inc., 2.90%, 4/1/41	1,095,000	803,238
Crown Castle, Inc., 4.00%, 11/15/49	278,000	209,208
Crown Castle, Inc., 4.15%, 7/1/50	860,000	664,868
Crown Castle, Inc., 3.25%, 1/15/51	860,000	569,849
		7,119,602
Specialty Retail — 0.1%
Advance Auto Parts, Inc., 7.375%, 8/1/33(1)	760,000	791,187
Textiles, Apparel and Luxury Goods — 0.6%
Gildan Activewear, Inc., 4.70%, 10/7/30(1)	2,750,000	2,719,738
Gildan Activewear, Inc., 5.40%, 10/7/35(1)	2,540,000	2,497,047
		5,216,785
Trading Companies and Distributors — 0.1%
Herc Holdings, Inc., 7.25%, 6/15/33(1)	984,000	1,027,470
TOTAL CORPORATE BONDS (Cost $713,151,911)		710,852,528
PREFERRED SECURITIES — 4.9%
Banks — 1.7%
Bank of America Corp., 4.375%	1,820,000	1,808,786
Citigroup, Inc., 7.625%	3,097,000	3,228,938
JPMorgan Chase & Co., 3.65%	2,034,000	2,034,000
KeyCorp, 5.00%	1,605,000	1,604,889
M&T Bank Corp., 5.125%	1,000,000	1,003,796
Truist Financial Corp., 6.67%	4,090,000	4,103,661
		13,784,070
Capital Markets — 0.5%
Goldman Sachs Group, Inc., 4.125%	2,725,000	2,711,167
Northern Trust Corp., 4.60%	1,485,000	1,485,613
		4,196,780
Chemicals — 0.1%
OCP SA, 6.74%(1)	625,000	621,892
Consumer Finance — 1.1%
Ally Financial, Inc., 4.70%(3)	2,110,000	2,053,909
Capital One Financial Corp., 3.95%	2,355,000	2,344,065
Capital One Financial Corp., 5.50%	2,885,000	2,898,473
Sumisho Air Lease Corp., 4.65%	1,610,000	1,609,235
		8,905,682
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp., 8.00%(1)	2,260,000	2,279,619
Multi-Utilities — 0.3%
Dominion Energy, Inc., 4.35%	2,438,000	2,434,325
Oil, Gas and Consumable Fuels — 0.6%
Energy Transfer LP, 6.50%	1,836,000	1,843,401
Energy Transfer LP, 6.625%	2,803,000	2,837,356
		4,680,757

Trading Companies and Distributors — 0.3%
Aircastle Ltd., 5.25%(1)	2,925,000	2,931,002
TOTAL PREFERRED SECURITIES (Cost $39,634,505)		39,834,127
CONVERTIBLE PREFERRED SECURITIES — 4.1%
Banks — 3.6%
Banco Bilbao Vizcaya Argentaria SA, 6.125%	1,400,000	1,403,146
Banco Bilbao Vizcaya Argentaria SA, 9.375%	686,000	752,408
Banco Mercantil del Norte SA, 5.875%(1)	1,025,000	1,017,400
Banco Mercantil del Norte SA, 7.50%(1)	578,000	577,214
BNP Paribas SA, 8.50%(1)	3,944,000	4,166,903
Commerzbank AG, 7.50%	1,000,000	1,044,713
Credit Agricole SA, 4.75%(1)	1,864,000	1,815,260
HSBC Holdings PLC, 6.50%	2,846,000	2,885,505
HSBC Holdings PLC, 6.875%	1,278,000	1,313,314
ING Groep NV, 7.50%	2,054,000	2,123,086
Lloyds Banking Group PLC, 8.00%	3,556,000	3,795,493
Societe Generale SA, 10.00%(1)	2,210,000	2,420,902
Svenska Handelsbanken AB, 4.375%	2,400,000	2,387,459
Swedbank AB, 7.625%	3,400,000	3,524,107
		29,226,910
Capital Markets — 0.5%
UBS Group AG, 9.25%(1)	3,605,000	3,902,415
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $33,020,055)		33,129,325
U.S. TREASURY SECURITIES — 1.2%
U.S. Treasury Notes, 3.625%, 8/31/27(4)	655,000	652,506
U.S. Treasury Notes, 4.00%, 5/31/30(4)	250,000	249,043
U.S. Treasury Notes, 3.625%, 9/30/30	250,000	245,142
U.S. Treasury Notes, 4.00%, 1/31/31(4)	395,000	392,724
U.S. Treasury Notes, 4.125%, 3/31/31(4)	1,650,000	1,648,743
U.S. Treasury Notes, 3.875%, 4/30/31	2,060,000	2,036,342
U.S. Treasury Notes, 4.375%, 1/31/32(4)	745,000	751,693
U.S. Treasury Notes, 4.125%, 4/30/33	4,105,000	4,067,157
TOTAL U.S. TREASURY SECURITIES (Cost $10,080,557)		10,043,350
MUNICIPAL SECURITIES — 0.2%
California Public Finance Authority Rev., (Children's Hospital Los Angeles Obligated Group), 5.40%, 11/15/36 (AG) (Cost $1,750,000)	1,750,000	1,732,237
SHORT-TERM INVESTMENTS — 3.4%
Money Market Funds — 3.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	20,371,855	20,371,855
State Street Navigator Securities Lending Government Money Market Portfolio(5)	7,412,280	7,412,280
TOTAL SHORT-TERM INVESTMENTS (Cost $27,784,135)		27,784,135
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $825,421,163)		823,375,702
OTHER ASSETS AND LIABILITIES — (0.9)%		(7,411,060)
TOTAL NET ASSETS — 100.0%		$815,964,642

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	43	September 2026	$4,722,609	$15,034
U.S. Treasury Ultra Bonds	554	September 2026	63,381,063	321,262
			$68,103,672	$336,296
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $260,063,879, which represented 31.9% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $6,586,270. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $3,188,119.
(5)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $7,948,391, which includes securities collateral of $536,111.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.  Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$710,852,528	—
Preferred Securities	—	39,834,127	—
Convertible Preferred Securities	—	33,129,325	—
U.S. Treasury Securities	—	10,043,350	—
Municipal Securities	—	1,732,237	—
Short-Term Investments	$27,784,135	—	—
	$27,784,135	$795,591,567	—
Other Financial Instruments
Futures Contracts	$336,296	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.